SEGMENT INFORMATION (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of reportable segment	1	1
Long-lived tangible assets	$ 127,847	$ 8,050